Convertible Preferred Shares and Attached Warrants (Details)					1 Months Ended	12 Months Ended
	Oct. 31, 2024 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 03, 2023 USD ($) $ / shares shares	Feb. 15, 2021 USD ($) $ / shares shares	Jan. 23, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 09, 2024 $ / shares	Jan. 01, 2022 USD ($)
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares						2,500,000,000
Series convertible preferred shares par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Preferred stock stated value
Aggregate amount							3,100,000
Converted shares (in Shares) | shares						440,614,050
Carrying value									$ 3,929,000
Cumulative dividend								$ 278,000	16,000
Fair value warrants						$ 13,501	$ (565,313)	(1,260,354)
Warrants an aggregate			$ 6,100,000		$ 429,000
Debt discounts original issue discount						$ 1,103,000
Accrued dividend								294,000
Dividend to preferred stockholders								187,000
Stock price (in Dollars per share) | $ / shares						$ 4,850
Volatility, percentage						51.69%
Risk free rate, percentage						0.21%
Expected dividend yield percentage						0.00%
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares					$ 56.5
Stock price per share (in Dollars per share) | $ / shares						$ 9				$ 12.55
Received net proceeds		$ 700,000
Conversion of stock, description						Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.
Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Vested share (in Shares) | shares		8,062
Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						$ 4.5
Stock price per share (in Dollars per share) | $ / shares			$ 152		48
Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Stock price (in Dollars per share) | $ / shares						$ 34.25
Expected dividend yield percentage						0.00%
Series G Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares					2.95
Median [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares					2.8
Median [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term						7 years 1 month 17 days
Volatility, percentage						64.87%
Risk free rate, percentage						3.69%
Minimum [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares					2.5
Minimum [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term						4 years 1 month 17 days
Volatility, percentage						63.28%
Risk free rate, percentage						3.65%
Maximum [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares					2.8
Maximum [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term						7 years 11 months 8 days
Volatility, percentage						108.01%
Risk free rate, percentage						3.93%
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Debt received				$ 6,440,000
Convertible stated, value				$ 7,000,000
Net proceeds of convertible preferred shares						$ 7,500
Additional paid in capital						81,000
Net of debt discounts paid						$ 620,000
Convertible debenture, description						(i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $4,375 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $1,875, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $6,250; (iii) the exercise price of the Series E Warrants is adjusted to $5,000; and (iv) the exercise price of the Series F Warrants is adjusted to $6,250. The ADSs issuable upon exercise of the Series D/E/F Warrants were adjusted to 1,120, 8,000 and 6,400, respectively for the aggregate exercise price to remain unchanged.
Aggregate amount									$ 5,300,000
Dividend shares (in Shares) | shares									500
Accrued dividend								$ 325,000
Series A preferred shares remained outstanding (in Shares) | shares									6,500
Conversion share (in Shares) | shares								8,280,270
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Number of shares purchase (in Shares) | shares				933
Exercise price (in Dollars per share) | $ / shares				$ 7,500
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Number of shares purchase (in Shares) | shares				5,333
Exercise price (in Dollars per share) | $ / shares				$ 7,500
Cash discount				8.00%
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Number of shares purchase (in Shares) | shares				5,333
Exercise price (in Dollars per share) | $ / shares				$ 7,500
Warrants and rights outstanding, term				5 years
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares						$ 2,669,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Convertible debenture, description						a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 914 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $6,250 per ADS.
Percentage of lowest daily volume-weighted average price						90.00%
Lower conversion amount						$ 1,875
Investment rate						100.00%
Cash investment						$ 3,800,000
Debt discount						1,613,000
Warrants an aggregate						8,000
Debt discounts original issue discount						250,000
Deemed dividends to preferred stockholders in amount									$ 36,000
Carrying amount accreted									1,222,000
Series D [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Aggregate proceeds						2,149,000
Series E [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Aggregate proceeds						4,231,000
Series B [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares						2,800,000
Series G [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares						950,000
Debt discount						1,613,000
Proceeds to the detachable series G warrants						950,000
Convertible amount						$ 1,186,000
Binomial Option Pricing Model [Member] | Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants									$ 1,450
Binomial Option Pricing Model [Member] | Measurement Input, Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									5
Binomial Option Pricing Model [Member] | Stock price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									4,250
Binomial Option Pricing Model [Member] | Risk free rate [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									53.42
Binomial Option Pricing Model [Member] | Expected dividend yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model									1.3
Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares
Series A Preferred Shares [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares						7,000
Series convertible preferred shares par value (in Dollars per share) | $ / shares						$ 0.0001
Preferred stock stated value						$ 1,000
Dividend rights rate						8.00%
Net proceeds of convertible preferred shares						$ 1,563,000
Accrued dividend									$ 14,000
Series D [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						636.5
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 95
Warrants exercise price per share (in Dollars per share) | $ / shares					$ 56.5
Issuance of warrants adjusted (in Shares) | shares			73,684		123,893
Series D [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						$ 402.5
Expected term						5 years 1 month 17 days
Volatility, percentage						60.29%
Risk free rate, percentage						3.81%
Series D [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares						$ 1,563,000
Series E [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						757
Warrants exercise price per share (in Dollars per share) | $ / shares		$ 95
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 95		$ 56.5
Issuance of warrants adjusted (in Shares) | shares			421,052		702,513
Series E [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						$ 433.5
Expected term						2 years 1 month 17 days
Volatility, percentage						106.31%
Risk free rate, percentage						4.503%
Series E [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares						$ 560,000
Series F [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 95		$ 56.5
Issuance of warrants adjusted (in Shares) | shares			421,052		707,964
Series F [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares						$ 1,588,000
Class A Ordinary Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Converted shares (in Shares) | shares	17,800,845							5,158,472
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares						$ 12
Exchange issuance (in Shares) | shares		20,000,000
Series A Preferred Shares [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Dividend shares (in Shares) | shares								6,500
Series B Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares								4,000
Additional paid in capital											$ 1,591,000
Series B Preferred Stock [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Series convertible preferred shares (in Shares) | shares						4,000
Series convertible preferred shares par value (in Dollars per share) | $ / shares						$ 0.0001
Preferred stock stated value						$ 1,000
Dividend rights rate						8.00%
Net proceeds of convertible preferred shares						$ 4,375
Series G [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						739
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 95		$ 56.5
Issuance of warrants adjusted (in Shares) | shares			60,150		101,137
Series G [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value warrants						$ 483
Expected term						5 years 11 months 8 days
Volatility, percentage						60.19%
Risk free rate, percentage						3.75%
Series D Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term			6 years 5 months 15 days		6 years 25 days
Volatility, percentage			107.83%		105.21%
Risk free rate, percentage			3.90%		3.69%
Expected dividend yield percentage			0.00%		0.00%
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares			$ 8.5		$ 1.85
Series D Preferred Stock [Member] | Median [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares			$ 61
Series E Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term			3 years 5 months 15 days		3 years 25 days
Volatility, percentage			108.52%		98.06%
Risk free rate, percentage			4.22%		3.86%
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares			$ 12.5		$ 2.1
Series E Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares			17.5
Series F Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term					6 years 25 days
Volatility, percentage					105.21%
Risk free rate, percentage					3.69%
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares					$ 1.85
Series F Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares			$ 71.5
Series G Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Expected term			7 years 3 months 10 days		6 years 10 months 20 days
Volatility, percentage			107.66%		105.42%
Risk free rate, percentage			3.87%		3.68%
Fair value of warrants estimated price per share (in Dollars per share) | $ / shares			$ 9		$ 1.95
Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Conversion of stock, description						Pursuant to the amendment, the parties agreed to amend the exercise price of the Warrant to the lower of (x) $56.50 and (y) 90% of the lowest daily VWAP (as defined in the Series E Warrant) for the ten (10) trading days immediately prior to the exercise date, provided that the aggregate exercise price under the Market Exercise Price shall not exceed $10,000,000. The parties also agreed to extend the termination date of Series E Warrant from February 18, 2027 to January 9, 2028
Convertible Preferred Stock [Member] | Class A Ordinary Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Converted shares (in Shares) | shares									349,789
Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Cumulative dividend								$ 130,000	$ 209,000
Series B Preferred Stock [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares									$ 3,800,000